Property, plant and equipment - Summary of Key Assumptions Used for Assessing Recoverable Amount of Company's CGUs Versus Carrying Values (Detail)		1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 01, 2018 $ / oz	Apr. 30, 2007 $ / oz	Sep. 30, 2018 $ / oz	Jun. 30, 2018 $ / oz	Dec. 31, 2018 $ / T $ / oz
Disclosure of detailed information about property, plant and equipment [line items]
Silver price ($/oz)	6.77	3.90		2.50
Turkey [member] | Individual assets or cash-generating units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gold price ($/oz)			1,250
Silver price ($/oz)			17
Discount rate			6.50%
Greece [member] | Individual assets or cash-generating units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate					7.00%
Greece [member] | Bottom of range [member] | Individual assets or cash-generating units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gold price ($/oz)					1,275
Silver price ($/oz)					17
Lead price ($/t) | $ / T					2,200
Zinc price ($/t) | $ / T					2,800
Greece [member] | Top of range [member] | Individual assets or cash-generating units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gold price ($/oz)					1,300
Silver price ($/oz)					18
Lead price ($/t) | $ / T					2,300
Zinc price ($/t) | $ / T					2,900